Operating Leases - Schedule of Future Minimum Lease Payments Under Operating Lease (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Future Minimum Lease Payments Under Operating Lease [Abstract]
Year 1	$ 31,630	$ 41,538
Total lease payments	31,630	41,538
Less: imputed interest	(812)	(519)
Total operating lease liabilities, net of interest	$ 30,818	$ 41,019